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VIA EDGAR
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January 3, 2007

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   Variable Separate Account ("Registrant")
      AIG SunAmerica Life Assurance Company ("Depositor")
      Polaris Choice II Variable Annuity and Polaris Choice III Variable Annuity File Nos. 333-65118 and 811-03859

Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Registrant certifies that the form of prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 26 under the 1933 Act and Amendment No. 27 under the Investment Company Act of 1940 to Registrant's Form N-4 Registration Statement filed electronically with the Securities and Exchange Commission on December 12, 2006.

      Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.

Very truly yours,


/s/ Lucia B. Williams

Lucia B. Williams
Director, Variable Annuity Product Compliance